Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summarized Financial Information of the Group's Principal Associates and Joint Ventures
The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct %	Indirect %
China Oil & Gas Piping Network Corporation (“PipeChina”)	PRC	500,000	Pipeline transport, storage service, import of equipment, import and export of techniques, science and technology research, research and application of informatization, technology consulting, technology service, technology transfer, promotion of technology	29.90	—

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct %	Indirect %

China Petroleum Finance Co., Ltd. (“CP Finance”)	PRC	16,395	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—

CNPC Captive Insurance Co., Ltd.	PRC	6,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—

China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00

Mangistau Investment B.V.	Netherlands	USD 131 million	Engages in investing activities, the principle activities of its main subsidiaries are exploration, development and sale of oil and gas.	—	50.00

Trans-Asia Gas Pipeline Co., Ltd.	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00

Summarized Consolidated Statement Of Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures
Summarized consolidated statement of financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follows:

	PipeChina		CP Finance		CNPC Captive Insurance Co., Ltd.
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	29.90	29.90	32.00	32.00	49.00	49.00
Current assets	104,889	86,335	401,971	415,139	8,859	9,100
Non-current assets	816,301	768,161	126,363	116,765	2,349	2,618
Current liabilities	132,266	136,150	442,283	446,369	470	859
Non-current liabilities	199,675	103,243	3,823	8,396	3,504	3,900

Net assets	589,249	615,103	82,228	77,139	7,234	6,959
Net assets attributable to owners of the Company	525,235	526,241	82,228	77,139	7,234	6,959
Group’s share of net assets	157,045	157,346	26,313	24,684	3,545	3,410
Goodwill	—	—	349	349	—	—

Carrying amount of interest in associates	157,045	157,346	26,662	25,033	3,545	3,410

Summarized statement of comprehensive income and dividends received by the Group are as follow:

	PipeChina			CP Finance			CNPC Captive Insurance Co., Ltd.
	2022	2021	From Oct 01, 2020 to Dec 31, 2020	2022	2021	2020	2022	2021	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	112,832	101,572	22,766	13,302	12,691	7,954	931	1,510	735
Profit for the year	31,908	29,776	6,444	6,312	6,304	7,819	449	424	389
Other comprehensive income/(loss)	—	2	—	1,174	(606)	(1,603)	—	—	—

Total comprehensive income	31,908	29,778	6,444	7,486	5,698	6,216	449	424	389

Total comprehensive income attributable to owners of the Company	26,212	22,895	5,124	7,486	5,698	6,216	449	424	389
Group’s share of total comprehensive income	7,837	6,846	1,532	2,396	1,823	1,989	220	207	191

Dividends received by the Group	4,312	943	—	767	904	677	85	78	74

Summarized Consolidated Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures
Summarized consolidated statement of financial position as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Mangistau Investment B.V.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,803	1,571	10,392	9,927	48,715	44,011
Current assets	10,551	11,305	1,196	2,220	644	1,437
Including: cash and cash equivalents	1,661	2,292	431	1,631	634	1,411
Non-current liabilities	196	540	2,333	2,033	2,105	2,147
Including: Non-current financial liabilities	—	—	14	—	2,100	2,101
Current liabilities	9,778	9,997	823	872	74	483
Including: Current financial liabilities excluding trade and other payables	6,143	5,810	—	—	—	—

Net assets	2,380	2,339	8,432	9,242	47,180	42,818

Net assets attributable to owners of the Company	2,070	1,952	8,432	9,242	47,180	42,818
Group’s share of net assets	1,035	976	4,216	4,621	23,590	21,409

Carrying amount of interest in joint ventures	978	976	4,216	4,621	23,590	21,409

Summarized statement of comprehensive income as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Mangistau Investment B.V.			Trans-Asia Gas Pipeline Co., Ltd.
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	80,086	58,210	36,695	13,279	11,543	8,152	16	17	18
Depreciation, depletion and amortization	(180)	(190)	(195)	(950)	(1,002)	(1,048)	(11)	(57)	(38)
Interest income	48	11	16	16	3	4	36	31	42
Interest expense	(219)	(72)	(60)	(137)	(141)	(160)	(47)	(56)	(58)
Income tax expense	(72)	(56)	(57)	(558)	(846)	(293)	(27)	—	1
Profit/(loss) for the year	126	(610)	185	1,486	2,114	362	4,112	4,067	3,060
Total comprehensive income / (loss)	163	(691)	140	1,878	1,874	(650)	5,031	3,508	(3,007)

Total comprehensive income/(loss) attributable to owners of the Company	118	(687)	92	1,878	1,874	(650)	5,031	3,508	(3,007)

Group’s share of total comprehensive income/ (loss)	59	(344)	46	939	937	(325)	2,516	1,754	(1,504)
Dividends received by the Group	—	29	—	1,344	233	539	335	410	—

Principal Subsidiaries of the Group
The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights %	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas

CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas outside the PRC

PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC

PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, development and production of crude oil, natural gas, oil sands and coalbed methane outside the PRC

PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights %	Principal Activities

PetroChina Sichuan Petrochemical Company Limited	PRC	10,000	Limited liability company	90.00	90.00	Engaged in oil refining, petrochemical, chemical products production, sales, chemical technology development, technical transfer and services

KunLun Energy Company Limited(ii)	Bermuda	HKD 160 million	Limited liability company	54.38	54.38	Investment holding. The principal activities of its principal subsidiaries, associates and joint ventures are the sales of natural gas, sales of liquefied petroleum gas and liquefied natural gas processing and terminal business in the PRC and the exploration and production of crude oil and natural gas in the PRC, the Republic of Kazakhstan, the Sultanate of Oman, the Republic of Peru, the Kingdom of Thailand and the Republic of Azerbaijan.

(i)
The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

(ii)	Kunlun Energy Co., Ltd. is a company listed on The Stock Exchange of Hong Kong Limited.

Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests
Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling
interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Sichuan Petrochemical Company Limited
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	90.00	90.00
Current assets	20,186	15,596	4,391	3,973
Non-current assets	190,630	184,486	22,131	25,317
Current liabilities	15,463	11,282	1,700	3,876
Non-current liabilities	20,904	30,293	313	382

Net assets	174,449	158,507	24,509	25,032

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited
	2022	2021	2020	2022	2021	2020
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	55,499	42,730	33,312	58,131	48,493	35,319
Net profit	12,390	8,413	6,006	33	3,383	520
Total comprehensive income/(loss)	23,813	5,231	(6,972)	33	3,383	520
Profit attributable to non-controlling interests	6,956	4,837	3,311	3	338	52
Dividends paid to non-controlling interests	4,383	1,485	1,498	62	307	12
Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited
	2022	2021	2020	2022	2021	2020
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow/(outflow) from operating activities	16,850	13,320	5,681	(771)	2,666	5,119
Net cash inflow/(outflow) from investing activities	3,013	(5,191)	(16,187)	1,466	(231)	(380)
Net cash (outflow)/inflow from financing activities	(16,628)	(8,531)	7,410	(695)	(3,995)	(3,186)
Effect of foreign exchange rate changes on cash and cash equivalents	33	(15)	(776)	—	—	—

Net increase/(decrease) in cash and cash equivalents	3,268	(417)	(3,872)	—	(1,560)	1,553
Cash and cash equivalents at the beginning of the year	8,785	9,202	13,074	1	1,561	8

Cash and cash equivalents at the end of the year	12,053	8,785	9,202	1	1	1,561